Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Millions		Total	Total	Share capital	Other reserves	Fair value adjustments on equity investments	Actuarial gains from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]	Non-controlling interests
Beginning balance at Dec. 31, 2023		$ 20,624		$ 20	$ 20,624	$ (32)	$ 37	$ (25)	$ (20)
Net income		471			471
Other comprehensive income/(loss)		(50)				5	19	(74)	(50)
Total comprehensive income		421			471	5	19	(74)	(50)
Dividends		(131)			(131)
Equity-based compensation		29			29
Other movements	[2]	(2)			(2)
Total other movements		(104)			(104)
Ending balance at Jun. 30, 2024		20,941		20	20,991	(27)	56	(99)	(70)
Beginning balance at Dec. 31, 2024		21,553	$ 21,553	20	21,688	(65)	51	(141)	(155)	$ 0	[2]
Net income		526	526		526
Other comprehensive income/(loss)		262	262			63	5	194	262
Total comprehensive income		788	788		526	63	5	194	262
Dividends		(168)	(168)		(168)
Acquisition of treasury shares		(121)	(121)		(121)
Equity-based compensation		40	40		40
Initial recognition of non-controlling interests		27								27
Changes in non-controlling interests		(11)								(11)
Other movements	[2]	22	22		24	(2)			(2)
Total other movements		(211)	(227)		(225)	(2)			(2)	16
Ending balance at Jun. 30, 2025		$ 22,130	$ 22,114	$ 20	$ 21,989	$ (4)	$ 56	$ 53	$ 105	$ 16	[2]

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting. For the six months ended June 30, 2025, Other reserves also includes the reversal of previously-recognized deferred tax and a reclassification related to the settlement of an equity investment.